Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Grants. Equity awards are granted at a regularly scheduled meeting of the Compensation Committee. With the exception of TSR awards granted under the TSRP, which are usually granted at the Compensation Committee’s meeting in February, other equity awards are typically granted at the Compensation Committee meeting occurring approximately one month after our annual stockholders meeting and the Compensation Committee also approves salary adjustments at this meeting. On limited occasions, grants may occur at an interim meeting of the Compensation Committee, primarily for the purpose of approving a compensation package for newly hired or promoted executives. The timing of these grants is driven solely by the activity related to the need for the hiring or promotion and not our stock price or the timing of any release of corporate information. The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. The Compensation Committee does not time the release of material non-public information to effect the value of executive compensation.

Award Timing Method	Equity awards are granted at a regularly scheduled meeting of the Compensation Committee. With the exception of TSR awards granted under the TSRP, which are usually granted at the Compensation Committee’s meeting in February, other equity awards are typically granted at the Compensation Committee meeting occurring approximately one month after our annual stockholders meeting and the Compensation Committee also approves salary adjustments at this meeting. On limited occasions, grants may occur at an interim meeting of the Compensation Committee, primarily for the purpose of approving a compensation package for newly hired or promoted executives. The timing of these grants is driven solely by the activity related to the need for the hiring or promotion and not our stock price or the timing of any release of corporate information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false